Subsequent Event (Details) - USD ($)			2 Months Ended
	Jan. 23, 2025	Jan. 11, 2025	Jan. 31, 2025
Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Professional services		$ 700,000
IPO [Member] | Subsequent Event [Member]
Subsequent Event (Details) [Line Items]
Ordinary shares issued (in Shares)	1,250,000
Total gross proceeds (in Dollars per share)	$ 4
Offering expenses	$ 5,000,000
Forecast [Member]
Subsequent Event (Details) [Line Items]
Professional services			$ 800,000